PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Advance to suppliers		$ 7,124,222	$ 2,475,752
Prepaid rental expenses and other deposits		625,726	865,219
Amount due from third parties		286,333	4,917,068
Advance to employees		215,574	245,897
Receivables from third-party purchasers	[1]		16,510,091
Prepaid professional service fee			34,002
Other current assets		425,775	233,405
Prepaid expenses and other current assets		$ 8,677,630	$ 25,281,434

[1]	In connection with the online platform services, receivables from third-party purchasers represented the total amounts paid to third-party sellers on behalf of third-party purchasers through the Group’s online platform in a period less than one week without any charges.